Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Marketable securities			$ 9,352
Marketable securities – restricted	$ 46,637	24,651	36,963
Total investments	46,637	24,651	46,315
Cash and cash equivalents	202,584	19,150	18,687
Restricted cash and cash equivalents	41,335	31,038	24,200
Receivable for securities	754		225
Premiums receivable	18,410	16,329	16,602
Accounts receivable	1,542	4,999	5,590
Reinsurance recoverable on paid loss		8,475	12,541
Reinsurance recoverable on unpaid loss		33,941	28,837
Prepaid reinsurance premium		13,668	12,904
Prepaid expenses and other assets	7,803	7,059	8,621
Deferred transaction costs		3,581
Deferred policy acquisition costs, net	1,615	656	1,421
Telematics devices, improvements and equipment, net	13,045	12,716	10,570
Website and software development costs, net	18,957	18,401	16,481
Digital assets, net	919
Intangible assets	7,500	7,500	7,500
Total assets	361,101	202,164	210,494
Liabilities, Convertible Preferred Stock and Stockholders’ Deficit
Loss and loss adjustment expense reserves	65,476	57,093	52,222
Ceded reinsurance premium payable		27,000	36,864
Payable to carriers – premiums and LAE, net	595	849	2,553
Unearned premium reserve	16,820	16,070	15,171
Deferred revenue	5,658	5,817	5,200
Accounts payable and accrued expenses	8,879	8,222	5,911
Notes payable		51,934	24,102
Deferred tax liability			84
Warrant liability	17,714	83,652	1,738
Other liabilities	10,443	8,554	5,189
Total liabilities	125,585	259,191	149,034
Commitments and contingencies
Convertible preferred stock, $0.0001 par value; 89,775,268 and 10,000,000 shares authorized as of December 31, 2020, and June 30, 2021, respectively; 68,776,614 and no shares issued and outstanding as of December 31, 2020, and June 30, 2021, respectively; liquidation preference of $302,397 and $0 as of December 31, 2020, and June 30, 2021, respectively		304,469	304,469
Stockholders’ equity (deficit):
Common stock, $0.0001 par value; 111,702,628 and 640,000,000 shares authorized as of December 31, 2020, and June 30, 2021, respectively; 8,992,039 and 126,727,134 shares issued and outstanding as of December 31, 2020 and June 30, 2021, respectively	12	1	1
Accumulated paid-in capital	746,981	5,482	3,816
Note receivable from executive		(415)	(408)
Accumulated other comprehensive gain/(loss)	(15)	11	60
Accumulated deficit	(511,462)	(366,575)	(246,478)
Total stockholders’ (deficit) equity	235,516	(361,496)	(243,009)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 361,101	202,164	210,494
Insu Acquisition Corp. II
Assets
Cash		330,837
Prepaid expenses		205,921
Total Current Assets		536,758
Deferred transaction costs			10,315
Marketable securities held in Trust Account		230,007,184
Total assets		230,543,942	10,315
Liabilities, Convertible Preferred Stock and Stockholders’ Deficit
Accounts payable and accrued expenses		125,075	1,124
Accrued offering costs			10,315
Total Current Liabilities		125,075	11,439
Warrant liability		27,837,928
Deferred underwriting fee payable		9,800,000
Total liabilities		37,763,003	11,439
Commitments and contingencies
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value as of December 31, 2020		230,000,000
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 111,702,628 and 640,000,000 shares authorized as of December 31, 2020, and June 30, 2021, respectively; 8,992,039 and 126,727,134 shares issued and outstanding as of December 31, 2020 and June 30, 2021, respectively		54
Class B common stock, $0.0001 par value; 15,000,000 shares authorized; 7,846,667 shares issued and outstanding as of December 31, 2020 and 2019		785	785
Additional paid-in capital		0	24,215
Stock subscription receivable			(25,000)
Accumulated deficit		(37,219,900)	(1,124)
Total stockholders’ (deficit) equity		(37,219,061)	(1,124)
Total liabilities, convertible preferred stock and stockholders’ deficit		$ 230,543,942	$ 10,315